Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31, 2016	December 31, 2015
License Fee	$112,500	$112,500
Less accumulated amortization	(112,500)	(112,500)
	-	-
Patents and intellectual property	-	35,482
	$-	$35,482